DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Extinguishment of Debt [Line Items]
Debt arrangement fees	$ 11,836	$ 11,836
Accumulated amortization	(11,141)	(10,600)
Total	695	1,236
Amortization of deferred charges	542	543	6,922
Frontline 2012 Ltd [Member]
Extinguishment of Debt [Line Items]
Debt arrangement fees			$ 4,900